Impairment of assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Impairment of assets
13.	Impairment of assets

The Group’s cash-generating units (CGUs) are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount of the CGU is estimated. The recoverable amount of the CGU is its fair value less cost of disposal. Ukraine and Belarus CGUs were tested for impairment at 31 December 2018. None of these CGUs contains goodwill or an intangible asset with an indefinite useful life.

lifecell

At 31 December 2018, impairment of Ukraine CGU was tested using the assumption that lifecell was the CGU.

The recoverable amount of lifecell is determined based on fair value less cost of disposal calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a six-year period. Cash flows beyond the six-year period are extrapolated using the estimated growth rate.

Sensitivity analysis was performed on the change in WACC by +0.5%/-0.5% (31 December 2017: +0.5%/-0.5%).

The assumptions used in recoverable amount calculations of lifecell for the year 2018 and 2017 were respectively:

A post-tax WACC rate of 27.0% for the period from 2019 to 2024, a post-tax WACC rate of 26.3% for the period after 2024 and a terminal growth rate of 5.3% were used to extrapolate cash flows beyond the 6-year forecasts period based on the business plans.

A post-tax WACC rate of 26.5% for the period from 2018 to 2022, a post-tax WACC rate of 25.9% for the period after 2022 and a terminal growth rate of 6.0% were used to extrapolate cash flows beyond the 6-year forecasts period based on the business plans.

As the recoverable amount of lifecell was higher than its carrying amount, no impairment charge was recognized.

Belarusian Telecom

The aggregate carrying amount of goodwill arising from the acquisition of Belarusian Telecom was impaired at 31 December 2011. The cumulative impairment loss recognized in the statement of profit or loss is TL 228,774.

At 31 December 2018, impairment of Belarus CGU was tested using the assumption that Belarusian Telecom was the CGU.

The recoverable amount of Belarusian Telecom is determined based on fair value less cost of disposal calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rate.

Sensitivity analysis was performed on the change in WACC by +0.5%/-0.5% (31 December 2017: +0.5%/-0.5%).

The assumptions used in recoverable amount calculations of Belarusian Telecom for the year 2018 and 2017 were respectively:

A post-tax WACC rate of 22.8% for the period from 2019 to 2024, a post-tax WACC rate of 22.4% for the period after 2024, and a terminal growth rate of 5.0% were used to extrapolate cash flows beyond the 6-year forecast period based on the business plan.

A post-tax WACC rate of 25.4% for the period from 2018 to 2022, a post-tax WACC rate of 24.9% for the period after 2022, and a terminal growth rate of 8.0% were used to extrapolate cash flows beyond the 5-year forecast period based on the business plan.

As the recoverable amount of Belarusian Telecom was higher than its carrying amount, no impairment charge was recognized.

Turkcell Superonline

As at 31 December 2018, the aggregate carrying amount of goodwill allocated to Turkcell Superonline is TL 32,834 (31 December 2017: TL 32,834). No impairment test was performed for goodwill allocated to Turkcell Superonline on the grounds of materiality.